RYDEX SERIES FUNDS

                         INTERNATIONAL OPPORTUNITY FUND

                      Supplement dated April 2, 2010 to the
  Opportunistic and Alternative Funds H-Class Shares Prospectus Dated August 1, 2009 and the Opportunistic and Alternative Funds A-Class and C-Class Shares
          Prospectus Dated August 1, 2009 and all supplements thereto

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION ABOUT THE INTERNATIONAL OPPORTUNITY FUND BEYOND THAT CONTAINED IN THE PROSPECTUSES DATED AUGUST 1, 2009 LISTED ABOVE (THE "PROSPECTUSES") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.
--------------------------------------------------------------------------------
At its Meeting held on February 12, 2010, the Board of Trustees (the "Board") of Rydex Series Funds (the "Trust") approved a number of changes for the International Opportunity Fund (the "Fund"), a separate series of the Trust, including: (i) a new principal investment strategy for the Fund (the "New Principal Investment Strategy"); (ii) a name change for the Fund from the "International Opportunity Fund" to the "International Long Short Select Fund;" and (iii) a new sub-advisory agreement between Security Global Investors, LLC ("SGI" or the "Sub-Advisor") and PADCO Advisors, Inc. (the "Advisor"), pursuant to which SGI would manage the Fund on a day-to-day basis (currently, the Fund is sub-advised by Valu-Trac Investment Management Limited ("Valu-Trac")).

A Special Meeting of Fund Shareholders (the "Special Meeting") has been scheduled for Friday, April 23, 2010 for the purpose of asking Shareholders to approve SGI as sub-adviser to the Fund (the "Proposal"). If approved by Shareholders the Proposal will take effect as soon as practicable after the Special Meeting, or at such other time as determined by the officers of the Trust. While the Board's approval of the Fund's name change and New Principal Investment Strategy do not require shareholder approval, it is important to note that these changes will be implemented by the Fund only if Shareholders approve the Proposal. If the Proposal is not approved by Shareholders, the Fund will continue to be managed by Valu-Trac in accordance with the Fund's current principal investment strategy and the Advisor may explore other alternatives for the Fund.

Shareholders of record as of February 24, 2010 (the "Record Date") are entitled to vote on the Proposal at the Special Meeting. If you did not own shares of the Fund as of the Record Date you will not be entitled to vote at the Special Meeting and, consequently, you will not receive proxy materials describing the Proposal. Therefore, prior to making a decision to invest in the Fund, you should review the following information describing (1) the proposed New Principal Investment Strategy, (2) the additional principal risks associated with the New Principal Investment Strategy, (3) the proposed arrangement for SGI to manage the Fund on a day-to-day basis, and (4) the proposed fees and expenses of the Fund if Shareholders approve the Proposal and the Fund implements the New Principal Investment Strategy.

1.       THE PROPOSED NEW PRINCIPAL INVESTMENT STRATEGY OF THE FUND

If Shareholders approve the Proposal, the Fund will pursue an international long/short strategy by purchasing foreign common and preferred stocks or convertible stocks of companies SGI believes will outperform the market and by selling short those foreign common and preferred stocks believed to be overvalued or expected to underperform the market. SGI may also invest in emerging market countries. SGI uses both quantitative and qualitative techniques to identify long and short investment opportunities.

SGI's universe of securities begins with the largest publicly traded companies internationally. Through quantitative screening and fundamental analysis, SGI narrows the universe of securities to a list of long and short investment opportunities. SGI then builds a portfolio of securities designed to maximize the absolute returns of the portfolio from SGI's selection methodology while working to maintain prudent risk controls. SGI will consider buying a security that is not currently held in its portfolio when the security candidate has passed through the research process and SGI believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets SGI's criteria. In the case of a security already held in its portfolio, SGI will consider adding to the position in the event the security has been unusually weak in the market based on SGI's analysis and SGI continues to believe that the one year price objective is valid. SGI will consider selling a security if SGI believes that the price objective is no longer valid. SGI also may reduce a position in its portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating. SGI will make additions and reductions in the Fund's portfolio and will buy and sell securities frequently.

2. ADDITIONAL PRINCIPAL RISKS ASSOCIATED WITH THE NEW PRINCIPAL INVESTMENT STRATEGY

If Shareholders approve the Proposal and the New Principal Investment Strategy is implemented, the New Principal Investment Strategy of the Fund may subject Shareholders to additional risks beyond those they would be subject to under the Fund's current principal investment strategy, including: (i) "Active Trading Risk;" (ii) "Emerging Markets Risk;" (iii) "Growth Stocks Risk;" (iv) "Small-Capitalization Securities Risk;" and (v) "Value Stocks Risk." These risks are described in more detail below.

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

EMERGING MARKETS RISK - Certain of the Fund's investments may be in emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Sub-Advisor. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed countries or regions.

GROWTH STOCKS RISK - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

VALUE STOCKS RISK - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

3.       PROPOSED SUB-ADVISORY ARRANGEMENT FOR THE FUND

If Shareholders approve the Proposal, the Advisor will enter into a sub-advisory agreement with SGI pursuant to which SGI will serve as sub-adviser for the Fund and manage the Fund's assets on a day-to-day basis subject to the Board's and the Advisor's oversight. The Advisor will monitor the performance, security holdings, and investment management strategies of SGI. The Advisor also will ensure compliance with the Fund's investment policies and guidelines. Under the terms of the proposed sub-advisory agreement, the Advisor will pay SGI at an annual rate of 0.35% of the Fund's average daily net assets, which is the same rate currently paid to Valu-Trac.

SGI, a wholly-owned subsidiary of Security Benefit Corporation, is an SEC registered investment adviser located at 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164. Security Benefit Corporation is a wholly-owned subsidiary of Security Benefit Mutual Holding Company (together, "Security Benefit"), located at One Security Benefit Place, Topeka, Kansas 66636-0001. Security Benefit is an affiliate of the Advisor. Rydex Investments, the Advisor's parent company, together with several other Rydex entities, are wholly-owned by Security Benefit and, therefore, SGI is an affiliate of the Advisor. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

PORTFOLIO MANAGERS. The Fund will be managed by a team of SGI investment professionals.

SCOTT KLIMO, CFA, Portfolio Manager, Global Equities - Mr. Klimo joined the Sub-Advisor's global equity team in 2002, bringing over 20 years of professional and international investment experience to SGI. Mr. Klimo started his investment career as an analyst in Hong Kong. He also worked in China, Thailand, Malaysia and Indonesia before returning to the U.S. and launching his investment management career in 1998 as an assistant portfolio manager, international equities with the State of Wisconsin Investment Board. Scott holds a B.A. in Asian Studies from Hamilton College in New York and has done post-graduate language study at the Chinese University of Hong Kong and the National Taiwan Normal University. In addition to speaking, reading and writing Mandarin Chinese, he also speaks Thai. Scott is a Chartered Financial Analyst. Mr. Klimo, along with Mr. Whittall, is jointly responsible for the daily stock picks of the Fund.

DAVID WHITTALL, Portfolio Manager, Global Equities - Mr. Whittall joined the Sub-Advisor's global equity team in 2004, bringing 20 years of professional international experience to SGI. Mr. Whittall started his investment career as an analyst in Hong Kong. He was an associate director and the head of China Equity Research at Baring Securities (HK) LTD. During this time, he was included in Institutional Investor's "All Asia Research Team." Mr. Whittall returned to the U.S. and launched his investment management career in 1994 as an analyst in international equities at Montgomery Asset Management in San Francisco. David holds a B.A. in Asian Studies (Mandarin Chinese and Economics) from the University of California at Berkeley. He was the recipient of the UC Regent's Scholarship for study abroad and attended Beijing University in the People's Republic of China from 1987 to 1988. Mr. Whittall speaks Mandarin Chinese and French. Mr. Whittall, along with Mr. Klimo, is jointly responsible for the daily stock picks of the Fund.

MARK KRESS, CFA, Portfolio Manager, Quantitative - Mr. Kress joined the Sub-Advisor's global equity team in 2001, bringing over 10 years of investment experience developing and maintaining systems specific to investment processes to SGI. Mark holds a B.S. degree in Managerial Economics from the University of California at Davis and an M.B.A. from the University of California at Berkeley Haas School of Business. He is a Chartered Financial Analyst. Mr. Kress, along with Mr. Perullo, is jointly responsible for risk management analysis and the implementation of quantitative research methods for the Fund.

YON PERULLO, CFA, Senior Quantitative Analyst, Global Equities - Mr. Perullo joined the Sub-Advisor in 2007, bringing over nine years of quantitative product development and investment experience to SGI. Prior to joining SGI, Mr. Perullo was Co-Founder and Portfolio Manager at Nascent Strategies, LLC from 2004 to 2007, a hedge fund that specialized in quantitative market neutral investing, where he was directly responsible for building the quantitative screening and risk management models employed by the fund. From 1998 to 2004, Mr. Perullo served as Vice President of Quantitative Analytics at FactSet Research Systems, where he directed the global sales and development of FactSet's suite of quantitative products, including alpha modeling, portfolio simulation and risk analysis. During his tenure at FactSet, Yon was extensively involved in aiding clients in strategy creation, portfolio analysis and execution, helping many clients to refine and improve their investment process. He earned his B.A. in Chemistry from the University of Rhode Island. Mr. Perullo, along with Mr. Kress, is jointly responsible for risk management analysis and the implementation of quantitative research methods for the Fund.

4.       FUND FEES AND EXPENSES

As discussed in Section 1 (above), if Shareholders approve the Proposal and the Fund implements the New Principal Investment Strategy, the Fund will engage in certain investment techniques to a greater extent than it does currently. In particular, the Fund intends to engage in increased short sales and foreign investment activity. The increased use of these investment techniques will increase the Fund's short dividend and/or short interest and foreign custody expenses. As a result, the Fund's overall fees and expenses are expected to increase.

A revised fee table and Example, showing a comparison of the Fund's fees and expenses, for A-Class Shares, C-Class Shares and H-Class Shares, respectively, before and after the implementation of the New Principal Investment Strategy, is below.
[OBJECT OMITTED]

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------- ------------------------------------ ----------------------------------- -----------------------------
                                        A-CLASS SHARES                 C-CLASS SHARES                      H-CLASS SHARES
----------------------------- -------------- --------------- ---------------- ----------------- ------------------ -----------------
                                  Current     NEW PRINCIPAL      Current       NEW PRINCIPAL         Current        NEW PRINCIPAL
                                Investment      INVESTMENT      Investment       INVESTMENT        Investment         INVESTMENT
                               Strategy and    STRATEGY AND    Strategy and     STRATEGY AND      Strategy and       STRATEGY AND
                               Sub-Advisory    SUB-ADVISORY    Sub-Advisory     SUB-ADVISORY      Sub-Advisory       SUB-ADVISORY
                              Agreement with  AGREEMENT WITH  Agreement with   AGREEMENT WITH    Agreement with     AGREEMENT WITH
                                 Valu-Trac        SGI(1)        Valu-Trac          SGI(1)           Valu-Trac           SGI(1)
----------------------------- -------------- --------------- ---------------- ----------------- ------------------ -----------------
Maximum Sales Charge (Load)        4.75%          4.75%            None             NONE              None               NONE
Imposed On Purchases (as a
percentage of initial
purchase price)
----------------------------- -------------- --------------- ---------------- ----------------- ------------------ -----------------
Maximum Deferred Sales             None            NONE           1.00%            1.00%              None               NONE
Charge (Load) (as a
percentage of initial
purchase price or current
market value, whichever is
less)
----------------------------- -------------- --------------- ---------------- ----------------- ------------------ -----------------
Redemption Fee on Shares           1.00%          1.00%           1.00%            1.00%              1.00%             1.00%
Redeemed Within 30 Days of
Purchase (as a percentage
of amount redeemed, if
applicable)
----------------------------- -------------- --------------- ---------------- ----------------- ------------------ -----------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE
OF THE VALUE OF YOUR INVESTMENT)
------------------------------- --------------------------------- ------------------------------------ -----------------------------
                                         A-CLASS SHARES                 C-CLASS SHARES                       H-CLASS SHARES
------------------------------- -------------- -------------- ---------------- ----------------- ----------------- -----------------
                                   Current     NEW PRINCIPAL      Current       NEW PRINCIPAL        Current        NEW PRINCIPAL
                                  Investment     INVESTMENT     Investment        INVESTMENT        Investment        INVESTMENT
                                 Strategy and   STRATEGY AND   Strategy and      STRATEGY AND      Strategy and      STRATEGY AND
                                 Sub-Advisory   SUB-ADVISORY   Sub-Advisory      SUB-ADVISORY      Sub-Advisory      SUB-ADVISORY
                                  Agreement    AGREEMENT WITH Agreement with    AGREEMENT WITH    Agreement with    AGREEMENT WITH
                                with Valu-Trac     SGI(1)        Valu-Trac          SGI(1)          Valu-Trac           SGI(1)
------------------------------- -------------- -------------- ---------------- ----------------- ----------------- -----------------
Management Fees                     0.90%          0.90%           0.90%            0.90%             0.90%             0.90%
------------------------------- -------------- -------------- ---------------- ----------------- ----------------- -----------------
Distribution And/Or                 0.25%          0.25%           1.00%            1.00%             0.25%             0.25%
Shareholder Service (12b-1)
Fees
------------------------------- -------------- -------------- ---------------- ----------------- ----------------- -----------------
Total Other Expenses                0.53%          2.89%           0.53%            2.89%             0.53%             2.89%
------------------------------- -------------- -------------- ---------------- ----------------- ----------------- -----------------
    Short Dividend Expense           None         1.22%(2)         None            1.22%(2)            None            1.22%(2)
------------------------------- -------------- -------------- ---------------- ----------------- ----------------- -----------------
    Short Interest Expense           None         0.77%(3)         None            0.77%(3)            None            0.77%(3)
------------------------------- -------------- -------------- ---------------- ----------------- ----------------- -----------------
    Remaining Other Expenses        0.53%          0.90%           0.53%            0.90%             0.53%             0.90%
------------------------------- -------------- -------------- ---------------- ----------------- ----------------- -----------------
Acquired Fund Fees and             0.07%(4)        0.00%         0.07%(4)           0.00%            0.07%(4)           0.00%
Expenses
------------------------------- -------------- -------------- ---------------- ----------------- ----------------- -----------------
Total Annual Fund Operating         1.75%          4.04%           2.50%            4.79%             1.75%             4.04%
Expenses
------------------------------- -------------- -------------- ---------------- ----------------- ----------------- -----------------

(1) The fees and expenses shown are based on the Fund's current fees and expenses, adjusted to reflect estimated short dividend expense, short interest expense and remaining other expenses, which are expected to increase if the New Principal Investment Strategy is implemented.

(2) Short Dividend Expense occurs because the Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the lender of the securities sold short and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor, SGI or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.

(3) Short Interest Expense occurs because the Fund short-sells various securities to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the security sold short to the purchaser and records this as an expense. This expense is offset - in its entirety or in part - by the income derived from the short sale and/or by earnings on the proceeds of the short sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor, SGI or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.

(4) As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.

         EXAMPLE. The Example that follows is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------- --------------------- --------------------- -------------------- ---------------------
                                               1 YEAR               3 YEARS               5 YEARS              10 YEARS
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
A-CLASS SHARES
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
Current Investment Strategy and                 $644                 $1,000               $1,379                $2,439
Sub-Advisory Agreement with Valu-Trac
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
NEW PRINCIPAL INVESTMENT STRATEGY AND           $862                 $1,646               $2,446                $4,513
SUB-ADVISORY AGREEMENT WITH SGI
--------------------------------------- --------------------- --------------------- -------------------- ---------------------

--------------------------------------- --------------------- --------------------- -------------------- ---------------------
C-CLASS SHARES
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
If you sell your shares at the end of
the period
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
Current Investment Strategy and                 $353                  $779                $1,331                $2,836
Sub-Advisory Agreement with Valu-Trac
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
NEW PRINCIPAL INVESTMENT STRATEGY AND           $580                 $1,442               $2,408                $4,841
SUB-ADVISORY AGREEMENT WITH SGI
--------------------------------------- --------------------- --------------------- -------------------- ---------------------

--------------------------------------- --------------------- --------------------- -------------------- ---------------------
If you do not sell your shares at the
end of the period
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
Current Investment Strategy and                 $253                  $779                $1,331                $2,836
Sub-Advisory Agreement with Valu-Trac
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
NEW PRINCIPAL INVESTMENT STRATEGY AND           $480                 $1,442               $2,408                $4,841
SUB-ADVISORY AGREEMENT WITH SGI
--------------------------------------- --------------------- --------------------- -------------------- ---------------------

--------------------------------------- --------------------- --------------------- -------------------- ---------------------
H-CLASS SHARES
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
Current Investment Strategy and                 $178                  $551                 $949                 $2,062
Sub-Advisory Agreement with Valu-Trac
--------------------------------------- --------------------- --------------------- -------------------- ---------------------
NEW PRINCIPAL INVESTMENT STRATEGY AND           $406                 $1,230               $2,069                $4,239
SUB-ADVISORY AGREEMENT WITH SGI
--------------------------------------- --------------------- --------------------- -------------------- ---------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


RSA2-SUP-0310x0810

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